RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 3,626	$ 2,900
Crown's subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	930	474
Melco's subsidiaries and its associated companies [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	1,933	1,403
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	343	259
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	215	445
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	130	151
STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 75	$ 168